Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Voluntary deposits at central banks	$ 4,781,039	$ 3,308,040
Reverse repurchase agreement	2,291,807	61
Bank balances	1,943,399	1,759,018
Short-term investments	169,488	854,846
Other cash and cash equivalents	9	1,475
Total	$ 9,185,742	$ 5,923,440	$ 4,172,316	$ 2,705,675